EQUITY (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	3,871,465	3,871,465	3,871,465
Common stock, shares outstanding	3,871,465	3,871,465	3,871,465
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000	500,000	500,000
Preference stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock description	As of September 30, 2025 and December 31, 2024 there were 500,000 Series A Preferred Shares outstanding which carried super voting rights of 21,000,000,000 common shares. Each share of Preferred A is convertible into 250 shares of common stock.	As of December 31, 2024 and December 31, 2023 there were 500,000 Series A Preferred Shares outstanding which carried super voting rights of 21,000,000,000 common shares. Each share of Preferred A is convertible into 250 shares of common stock.